Schedule of Investments PIMCO Municipal Income Fund II	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 168.8% ¤
MUNICIPAL BONDS & NOTES 168.8%
ALABAMA 8.8%
Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035 (c)	$7,000	$8,334
5.000% due 09/01/2036 (c)	7,000	8,315
Alabama State Docks Department Revenue Bonds, Series 2010 6.000% due 10/01/2040	2,000	2,048
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	18,000	20,943
7.900% due 10/01/2050	18,500	17,308
Tender Option Bond Trust Receipts/Certificates, Alabama Revenue Notes, Series 2016 4.360% due 09/01/2024	3,500	3,500
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	1,000	955
5.250% due 05/01/2044	2,000	1,936
		63,339
ARIZONA 9.0%
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	7,700	8,246
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	5,210	5,668
5.000% due 07/01/2044	2,605	3,103
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010 5.250% due 10/01/2040	1,500	1,512
Pinal County, Arizona Electric District No. 3, Revenue Bonds, Series 2011
5.250% due 07/01/2036	1,750	1,841
5.250% due 07/01/2041	3,700	3,892
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	12,430	14,478
5.000% due 12/01/2037	22,400	26,417
		65,157
CALIFORNIA 10.9%
Bay Area Toll Authority, California Revenue Bonds, Series 2010 5.000% due 10/01/2029	6,000	6,122
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.250% due 04/01/2048	5,000	5,621
Bay Area Toll Authority, California Revenue Bonds, Series 2014 5.000% due 10/01/2054	2,000	2,337
California Health Facilities Financing Authority Revenue Bonds, Series 2010 3.415% due 11/15/2036 (d)	5,000	5,241
California Health Facilities Financing Authority Revenue Bonds, Series 2011 6.000% due 08/15/2042	3,000	3,056
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (c)	12,500	14,349
California Municipal Finance Authority Revenue Bonds, Series 2011 7.750% due 04/01/2031	2,190	2,300
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	5,945	6,064
5.500% due 03/01/2040	5,750	5,766
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2045	4,000	4,886
California Statewide Communities Development Authority Revenue Bonds, Series 2010 5.000% due 11/01/2040	1,000	1,023
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	1,000	1,062
6.000% due 08/15/2042	5,690	5,795
California Statewide Communities Development Authority Revenue Notes, Series 2011 6.500% due 11/01/2021	210	221
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	1,750	2,452
Morongo Band of Mission Indians, California Revenue Bonds, Series 2018 5.000% due 10/01/2042	1,250	1,159
Newport Beach, California Revenue Bonds, Series 2011 5.875% due 12/01/2030	3,000	3,241
San Marcos Unified School District, California General Obligation Bonds, Series 2011 5.000% due 08/01/2038	3,300	3,475

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2020 (Unaudited)

Torrance, California Revenue Bonds, Series 2010 5.000% due 09/01/2040	4,725	4,792
		78,962
COLORADO 3.7%
Aurora, Colorado Revenue Bonds, Series 2010 5.000% due 12/01/2040	5,800	5,831
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2038 (c)	2,000	2,281
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2038 (c)	7,085	7,890
4.000% due 08/01/2044	4,000	4,010
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	3,250	3,674
Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010 5.625% due 12/01/2040	1,000	1,029
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	1,430	2,029
		26,744
CONNECTICUT 0.3%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2011 5.000% due 07/01/2041	1,000	1,034
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010 7.875% due 04/01/2039	1,250	1,250
		2,284
DISTRICT OF COLUMBIA 1.0%
District of Columbia Revenue Bonds, (NPFGC Insured), Series 2002 2.780% due 08/01/2037	3,850	3,850
Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019 4.000% due 10/01/2049	3,500	3,555
		7,405
FLORIDA 4.9%
Central Florida Expressway Authority Revenue Bonds, Series 2018 5.000% due 07/01/2043	2,865	3,416
Florida Development Finance Corp. Revenue Notes, Series 2011 6.500% due 06/15/2021	110	114
Florida's Turnpike Enterprise Revenue Bonds, Series 2018 4.000% due 07/01/2048	7,000	7,919
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2048	5,000	5,598
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010 5.000% due 07/01/2040	10,000	10,095
Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014 4.000% due 10/01/2044	2,500	2,707
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,590	1,895
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 5.000% due 08/15/2042 (c)	3,000	3,449
		35,193
GEORGIA 6.2%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2044	3,895	4,444
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035	7,500	8,024
Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046 (c)	7,000	7,919
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2043	3,500	3,771
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	19,680	20,560
		44,718
ILLINOIS 15.9%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2012 5.000% due 12/01/2042	8,000	7,977
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2044	4,500	4,783
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	10,000	10,396
5.500% due 01/01/2042	1,250	1,287
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	14,100	14,702
5.500% due 01/01/2034	5,200	5,415
Chicago, Illinois Revenue Bonds, Series 2002 5.000% due 01/01/2029	2,000	2,356

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2020 (Unaudited)

Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	1,030	1,031
6.750% due 12/01/2032	5,208	5,213
Illinois Finance Authority Revenue Bonds, Series 2010 6.000% due 05/01/2028	2,000	2,007
Illinois Finance Authority Revenue Bonds, Series 2013 4.000% due 08/15/2042 (c)	6,000	6,172
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037	2,155	1,782
5.250% due 12/01/2052 ^(a)	2,800	773
Illinois State General Obligation Bonds, Series 2017 5.000% due 11/01/2029	2,500	2,592
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,175	2,173
5.000% due 05/01/2041	1,500	1,514
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2027	15,000	15,632
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041 (c)	12,500	14,443
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (b)	10,000	3,978
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (b)	5,000	1,335
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038 (c)	8,000	9,613
		115,174
INDIANA 0.3%
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	1,000	1,065
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011 7.500% due 09/01/2022	750	799
		1,864
IOWA 1.7%
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	144	2
5.400% due 11/15/2046 ^	734	723
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 5.600% due 06/01/2034	11,350	11,224
		11,949
KANSAS 0.8%
University of Kansas Hospital Authority Revenue Bonds, Series 2015 4.000% due 09/01/2040 (c)	5,500	5,904
		5,904
KENTUCKY 0.1%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010 6.375% due 06/01/2040	1,000	1,008
LOUISIANA 3.5%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2045	7,000	7,682
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045 (c)	7,000	7,733
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	750	765
6.000% due 10/01/2044	1,000	1,021
6.500% due 11/01/2035	450	451
Louisiana Public Facilities Authority Revenue Bonds, Series 2011 6.500% due 05/15/2037	2,000	2,118
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2046	5,000	5,896
		25,666
MARYLAND 2.6%
Baltimore County, Maryland General Obligation Bonds, Series 2018 4.000% due 03/01/2045 (c)	8,000	9,002
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010 6.250% due 01/01/2041	1,400	1,451
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011 5.000% due 08/15/2041	2,380	2,508
Maryland Stadium Authority Revenue Bonds, Series 2016 5.000% due 05/01/2041	5,000	5,774

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2020 (Unaudited)

		18,735
MASSACHUSETTS 5.0%
Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.000% due 07/01/2042	1,000	1,014
7.625% due 10/15/2037 ^(a)	535	401
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (c)	5,200	5,599
5.000% due 01/01/2047	2,500	2,760
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 5.000% due 09/01/2059	6,000	6,865
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.250% due 02/15/2048 (c)	7,500	9,193
University of Massachusetts Building Authority, Revenue Bonds, Series 2013 4.000% due 11/01/2043 (c)	10,000	10,379
		36,211
MICHIGAN 4.6%
Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2040 (c)	7,000	7,627
5.000% due 12/01/2031 (c)	2,600	3,099
5.000% due 12/01/2046 (c)	5,100	5,875
Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 12/01/2048	4,000	4,292
4.000% due 02/15/2050	3,500	3,784
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007 6.500% due 09/01/2037 ^(a)	740	577
Michigan State University Revenue Bonds, Series 2019 4.000% due 02/15/2044	5,000	5,476
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (b)	25,000	885
Tender Option Bond Trust Receipts/Certificates, Michigan Revenue Notes, Series 2017 4.650% due 12/01/2024	1,950	1,950
		33,565
MINNESOTA 0.6%
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	3,750	4,218
MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (AMBAC Insured), Series 1999 5.000% due 07/01/2024	40	41
MISSOURI 1.7%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 02/15/2039	600	674
5.000% due 02/15/2035	500	623
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 11/15/2044	10,000	10,963
		12,260
NEVADA 2.0%
Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (c)	9,500	10,508
5.000% due 05/01/2048	1,295	1,573
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (b)	24,000	2,142
		14,223
NEW JERSEY 8.2%
New Jersey Economic Development Authority Revenue Bonds, Series 2010 5.875% due 06/01/2042	2,000	2,016
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	5,000	5,212
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 10/01/2021	1,735	1,745
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011 6.000% due 07/01/2037	1,500	1,591
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.500% due 07/01/2043	4,000	4,296
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (b)	2,500	1,572
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2036	1,500	1,596
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044	3,500	3,657
5.250% due 06/15/2043	4,000	4,270
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2037	6,000	7,157

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2020 (Unaudited)

New Jersey Turnpike Authority Revenue Bonds, Series 2019 5.000% due 01/01/2048	1,500	1,784
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	1,010	1,045
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	19,500	19,038
5.250% due 06/01/2046	4,200	4,324
		59,303
NEW MEXICO 0.3%
Farmington, New Mexico Revenue Bonds, Series 2010 5.900% due 06/01/2040	2,000	2,003
NEW YORK 20.7%
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011 5.250% due 02/15/2047	33,500	34,532
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 4.000% due 11/15/2047	7,500	7,824
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011 5.000% due 11/15/2036	3,880	4,125
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 4.000% due 11/15/2042	10,000	10,246
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	298	45
6.700% due 01/01/2049	825	687
New York City, General Obligation Bonds, Series 2018 5.000% due 12/01/2037	2,250	2,761
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (c)	6,505	8,034
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	10,000	10,491
5.750% due 11/15/2051	44,000	47,157
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	4,250	4,316
New York State Dormitory Authority Revenue Bonds, Series 2010 5.500% due 07/01/2040	1,750	1,769
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047 (c)	8,000	8,781
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019 4.000% due 01/01/2053	1,040	1,139
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2053	1,305	1,415
Tender Option Bond Trust Receipts/Certificates, New York Revenue Notes, Series 2018 4.850% due 08/15/2025	6,000	6,000
		149,322
NORTH CAROLINA 0.5%
North Carolina Turnpike Authority Revenue Bonds, Series 2018 4.000% due 01/01/2039	3,000	3,392
NORTH DAKOTA 0.5%
Stark County, North Dakota Revenue Bonds, Series 2007 6.750% due 01/01/2033	3,710	3,717
OHIO 10.2%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007 6.250% due 06/01/2037	15,000	16,637
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (b)	54,000	6,001
5.000% due 06/01/2055	13,000	11,554
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2047 (c)	20,580	22,573
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011 5.000% due 12/01/2030	3,900	4,135
Ohio State Revenue Bonds, Series 2019 4.000% due 01/01/2040	1,500	1,691
Ohio State Turnpike Commission Revenue Bonds, Series 2013 5.000% due 02/15/2048	10,000	11,086
		73,677
OKLAHOMA 0.3%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2057	2,000	2,249
PENNSYLVANIA 6.6%
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012 5.000% due 11/01/2044	7,500	7,852
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, (FHA Insured), Series 2010 5.375% due 08/01/2038	8,465	8,582

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2020 (Unaudited)

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010 6.000% due 07/01/2043	850	860
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2018 4.000% due 02/15/2043	4,800	5,293
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	2,500	2,901
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013 5.000% due 12/01/2043	10,000	11,315
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	1,004
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	1,000	1,072
5.625% due 07/01/2042	7,000	7,477
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2010 5.125% due 07/01/2030	1,000	1,008
		47,364
PUERTO RICO 2.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	15,560	3,698
4.750% due 07/01/2053	5,235	4,943
5.000% due 07/01/2058	9,305	9,072
		17,713
RHODE ISLAND 4.4%
Narragansett Bay Commission, Rhode Island Revenue Bonds, Series 2013 4.000% due 09/01/2043 (c)	12,000	12,851
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2050	18,450	18,965
		31,816
SOUTH CAROLINA 1.5%
South Carolina Public Service Authority Revenue Bonds, Series 2013 5.500% due 12/01/2053	10,000	10,898
TENNESSEE 2.0%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009 6.625% due 10/01/2039	1,750	1,754
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010 6.000% due 07/01/2038	1,000	1,012
Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2019 4.000% due 07/01/2049	2,000	2,194
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	3,000	3,149
5.000% due 02/01/2027	6,000	6,636
		14,745
TEXAS 17.8%
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,750	1,871
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009 5.250% due 08/15/2038	2,500	2,508
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013 5.000% due 04/01/2053	21,000	23,810
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018 5.000% due 10/01/2048 (c)	7,500	8,814
Houston Community College System, Texas General Obligation Bonds, Series 2013 4.000% due 02/15/2043 (c)	10,000	10,526
Lower Colorado River Authority, Texas Revenue Bonds, Series 2019 4.000% due 05/15/2049	2,500	2,759
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (c)	700	799
4.000% due 08/15/2035 (c)	1,400	1,593
4.000% due 08/15/2036 (c)	1,330	1,509
4.000% due 08/15/2037 (c)	1,620	1,833
4.000% due 08/15/2040 (c)	1,800	2,025
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	5,750	5,901
5.500% due 09/01/2041	1,300	1,380
North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	3,590	3,943
5.000% due 01/01/2048	3,500	3,989
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	1,159
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012 4.000% due 09/15/2042 (c)	10,000	10,331
San Jacinto College District, Texas General Obligation Bonds, Series 2019 5.000% due 02/15/2044	1,010	1,193
San Juan Higher Education Finance Authority, Texas Revenue Bonds, Series 2010 6.700% due 08/15/2040	250	255

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2020 (Unaudited)

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016 4.000% due 02/15/2047 (c)	13,600	14,854
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	1,000	1,055
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	16,470	18,152
Texas State University System Revenue Bonds, Series 2018 4.100% due 03/15/2039 (c)	6,800	7,070
Wise County, Texas Revenue Bonds, Series 2011 8.000% due 08/15/2034	1,000	1,041
		128,370
UTAH 0.5%
Utah County, Utah Revenue Bonds, Series 2018 4.000% due 05/15/2041 (c)	3,000	3,383
		3,383
VIRGINIA 3.1%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018 4.000% due 05/15/2048	1,000	1,128
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(a)	412	36
6.000% due 06/01/2043	1,252	1,207
University of Virginia Revenue Bonds, Series 2018 4.000% due 08/01/2048 (c)	10,000	11,020
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018 4.000% due 05/15/2041 (c)	8,200	9,350
		22,741
WASHINGTON 0.8%
Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019 4.000% due 04/01/2044	2,000	2,167
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 5.000% due 07/01/2058	2,750	3,268
		5,435
WEST VIRGINIA 1.3%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	2,000	2,041
West Virginia Economic Development Authority Revenue Bonds, Series 2010 5.375% due 12/01/2038	2,000	2,028
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040 (c)	2,000	2,228
West Virginia State General Obligation Bonds, Series 2019 5.000% due 12/01/2041	2,500	3,124
		9,421
WISCONSIN 4.1%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 7.000% due 01/01/2050	4,500	4,983
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	4,000	4,097
7.000% due 07/01/2048	1,000	1,040
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	15,585	16,525
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2042 (c)	3,000	3,356
		30,001
Total Municipal Bonds & Notes (Cost $1,154,297)		1,220,170
Total Investments in Securities (Cost $1,154,297)		1,220,170
Total Investments 168.8% (Cost $1,154,297)		$1,220,170
Auction Rate Preferred (41.3)%		(298,275)
Variable Rate MuniFund Term Preferred Shares (9.5)%		(68,559)
Other Assets and Liabilities, net (18.0)%		(130,589)
Net Assets Applicable to Common Shareholders 100.0%		$722,747

Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
(a)				Security is not accruing income as of the date of this report.
(b)				Zero coupon security.
(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(d)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on March 31, 2020.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$63,339	$0	$63,339
Arizona	0	65,157	0	65,157
California	0	78,962	0	78,962
Colorado	0	26,744	0	26,744
Connecticut	0	2,284	0	2,284
District of Columbia	0	7,405	0	7,405
Florida	0	35,193	0	35,193
Georgia	0	44,718	0	44,718
Illinois	0	115,174	0	115,174
Indiana	0	1,864	0	1,864
Iowa	0	11,949	0	11,949
Kansas	0	5,904	0	5,904
Kentucky	0	1,008	0	1,008
Louisiana	0	25,666	0	25,666
Maryland	0	18,735	0	18,735
Massachusetts	0	36,211	0	36,211
Michigan	0	33,565	0	33,565
Minnesota	0	4,218	0	4,218
Mississippi	0	41	0	41
Missouri	0	12,260	0	12,260
Nevada	0	14,223	0	14,223
New Jersey	0	59,303	0	59,303
New Mexico	0	2,003	0	2,003
New York	0	149,322	0	149,322
North Carolina	0	3,392	0	3,392
North Dakota	0	3,717	0	3,717
Ohio	0	73,677	0	73,677
Oklahoma	0	2,249	0	2,249
Pennsylvania	0	47,364	0	47,364
Puerto Rico	0	17,713	0	17,713
Rhode Island	0	31,816	0	31,816
South Carolina	0	10,898	0	10,898
Tennessee	0	14,745	0	14,745
Texas	0	128,370	0	128,370
Utah	0	3,383	0	3,383
Virginia	0	22,741	0	22,741
Washington	0	5,435	0	5,435
West Virginia	0	9,421	0	9,421
Wisconsin	0	30,001	0	30,001
Municipal Bond & Notes	0	0	0	0
	$0	$1,220,170	$0	$1,220,170
Total Investments	$0	$1,220,170	$0	$1,220,170
There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund, less any liabilities, by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Fund’s Board of Trustees (the “Board”) or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Notes to Financial Statements (Cont.)

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2020, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration

Other Abbreviations:
TBA	To-Be-Announced